Invested assets and net new money (Detail 2) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Development Of Invested Assets [Line Items]
Total invested assets at the beginning of the year	$ 5,714	$ 3,981
Net new money	52	80
Market movements	542	428
Foreign currency translation	(155)	91
Other effects	(67)	1,134
of which: acquisitions / (divestments)	(6)	1,180
Total invested assets at the end of the year	$ 6,087	5,714
Credit Suisse
Development Of Invested Assets [Line Items]
of which: Credit Suisse acquisition		$ 1,205